Long-term Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Schedule of Long Term Debt
As at December 31,	Notes	2020	2019
Revolving Term Debt (1)	A	-	265
U.S. Dollar Denominated Unsecured Notes	B	7,510	6,492
Total Debt Principal		7,510	6,757
Debt Discounts and Transaction Costs		(69)	(58)
Long-Term Debt		7,441	6,699
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes

The remaining principal amounts of the Company’s U.S. dollar denominated unsecured notes are:

	2020		2019
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
3.00% due August 15, 2022	500	637	500	650
3.80% due September 15, 2023	450	573	450	585
5.38% due July 15, 2025	1,000	1,273	-	-
4.25% due April 15, 2027	962	1,225	962	1,249
5.25% due June 15, 2037	583	742	641	833
6.75% due November 15, 2039	1,390	1,770	1,400	1,818
4.45% due September 15, 2042	155	198	155	202
5.20% due September 15, 2043	58	74	58	75
5.40% due June 15, 2047	800	1,018	832	1,080
	5,898	7,510	4,998	6,492

Schedule of Mandatory Debt Payments
As at December 31, 2020	US$ Principal Amount	Total C$ Equivalent
2022	500	637
2023	450	573
2025	1,000	1,273
Thereafter	3,948	5,027
	5,898	7,510

Summary of Net Debt to Adjusted EBITDA

Net Debt to Adjusted EBITDA (1)

As at December 31,	2020	2019	2018
Short-Term Borrowings	121	-	-
Current Portion of Long-Term Debt	-	-	682
Long-Term Debt	7,441	6,699	8,482
Less: Cash and Cash Equivalents	(378)	(186)	(781)
Net Debt	7,184	6,513	8,383

Net Earnings (Loss)	(2,379)	2,194	(2,669)
Add (Deduct):
Finance Costs	536	511	628
Interest Income	(9)	(12)	(19)
Income Tax Expense (Recovery)	(851)	(797)	(920)
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
Unrealized (Gain) Loss on Risk Management	56	149	(1,249)
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Discontinuance	-	-	(301)
(Gain) Loss on Divestitures of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Adjusted EBITDA	606	4,143	1,436

Net Debt to Adjusted EBITDA	11.9x	1.6x	5.8x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.

Summary of Net Debt to Capitalization	Net Debt to Capitalization
As at December 31,	2020	2019	2018
Net Debt	7,184	6,513	8,383
Shareholders’ Equity	16,707	19,201	17,468
	23,891	25,714	25,851
Net Debt to Capitalization	30%	25%	32%